Going Concern Uncertainty (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Going Concern Uncertainty Details Narrative
Net loss	$ 545,581	$ (2,186,112)	$ (6,197,455)	$ (1,022,092)
Net operating loss	$ 2,224,825	$ 1,802,347